Volkswagen Auto Lease Trust 2019-A	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-31-21	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		1/18/2022
2	Payment Date		1/20/2022
3	Collection Period	12/1/2021	12/31/2021	31
4	Monthly Interest Period - Actual	12/20/2021	1/19/2022	31
5	Monthly Interest - 30/360			30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment 1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	235,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	472,000,000.00	—	—	—	—	—
8	Class A-2-B Notes	60,000,000.00	—	—	—	—	—
9	Class A-3 Notes	435,000,000.00	129,321,164.05	—	49,333,896.84	79,987,267.21	0.1838788
10	Class A-4 Notes	98,000,000.00	98,000,000.00	—	—	98,000,000.00	1.0000000

11	Equals: Total Securities	$1,300,000,000.00	$227,321,164.05	$—	$49,333,896.84	$177,987,267.21

12	Overcollateralization	229,411,767.03	233,235,294.47			233,235,294.47

13	Total Securitization Value	$1,529,411,767.03	$460,556,458.52		$49,333,896.84	$411,222,561.68

14	NPV Lease Payments Receivable	697,731,670.63	71,984,449.50			60,181,981.05
15	NPV Base Residual	831,680,096.40	388,572,009.03			351,040,580.64
16	Number of Leases	59,863	23,902			21,519

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
17	Class A-1 Notes	2.12835%	N/A	—	—	—	—
18	Class A-2-A Notes	2.00000%	N/A	—	—	—	—
19	Class A-2-B Notes	0.40388%	0.10388%	—	—	—	—
20	Class A-3 Notes	1.99000%	N/A	214,457.60	0.4930060	49,548,354.44	113.9042631
21	Class A-4 Notes	2.02000%	N/A	164,966.67	1.6833333	164,966.67	1.6833333

	Equals: Total Securities			379,424.26		49,713,321.10

C.	COLLECTIONS AND AVAILABLE FUNDS
22	Lease Payments Received	10,828,027.30
23	Pull Ahead Waived Payments	—
24	Sales Proceeds - Early Terminations	22,254,779.38
25	Sales Proceeds - Scheduled Terminations	29,972,862.41
26	Security Deposits for Terminated Accounts	16,225.00
27	Excess Wear and Tear Received	23,468.38
28	Excess Mileage Charges Received	52,586.45
29	Proceeds Received on Defaulted Leases and Other Recoveries	154,291.99

30	Subtotal: Total Collections	63,302,240.91

31	Repurchase Payments	—
32	Postmaturity Term Extension	—
33	Investment Earnings on Collection Account	1,863.32

34	Total Available Funds, prior to Servicer Advances	63,304,104.23

35	Servicer Advance	—

36	Total Available Funds	63,304,104.23

37	Reserve Account Draw	—

38	Available for Distribution	63,304,104.23

D.	DISTRIBUTIONS
39	Payment Date Advance Reimbursement (Item 84)		—
40	Servicing Fee (Servicing and Administrative Fees paid pro rata):
41	Servicing Fee Shortfall from Prior Periods		—
42	Servicing Fee Due in Current Period		383,797.05
43	Servicing Fee Shortfall		—
44	Administration Fee (Servicing and Administrative Fees paid pro rata):
45	Administration Fee Shortfall from Prior Periods		—
46	Administration Fee Due in Current Period		2,500.00
47	Administration Fee Shortfall		—
48	Interest Shortfall from Prior Periods
49	Interest Paid to Noteholders		379,424.26
50	First Priority Principal Distribution Amount		—
51	Amount Paid to Reserve Account to Reach Specified Balance		—
52	Subtotal: Remaining Available Funds	62,538,382.92
53	Regular Principal Distribution Amount	49,333,896.84
54	Regular Principal Paid to Noteholders (lesser of Item 52 and Item 53)		49,333,896.84
55	Amounts paid to indenture, owner, and origination trustee and asset representations reviewer		—

56	Remaining Available Funds		13,204,486.08

E.	CALCULATIONS
57	Calculation of First Priority Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		227,321,164.05
59	Less: Aggregate Securitization Value (End of Collection Period)		(411,222,561.68)

60	First Priority Principal Distribution Amount (not less than zero)		—

61	Calculation of Regular Principal Distribution Amount:
62	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		227,321,164.05
63	Less: Targeted Note Balance		(177,987,267.21)
64	Less: First Priority Principal Distribution Amount		—

65	Regular Principal Distribution Amount		49,333,896.84

66	Calculation of Targeted Note Balance:
67	Aggregate Securitization Value (End of Collection Period)		411,222,561.68
68	Less: Targeted Overcollateralization Amount (15.25% of Initial Securitization Value)		(233,235,294.47)

69	Targeted Note Balance		177,987,267.21

70	Calculation of Servicer Advance:
71	Available Funds, prior to Servicer Advances (Item 34)		63,304,104.23
72	Less: Payment Date Advance Reimbursement (Item 84)		—
73	Less: Servicing Fees Paid (Items 41, 42 and 43)		383,797.05
74	Less: Administration Fees Paid (Items 45, 46 and 47)		2,500.00
75	Less: Interest Paid to Noteholders (Item 49)		379,424.26
76	Less: 1st Priority Principal Distribution (Item 60)		—

77	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		62,538,382.92
78	Monthly Lease Payments Due on Included Units but not received (N/A if Item 77 > 0)		N/A

79	Servicer Advance (If Item 77 < 0, lesser of Item 78 and absolute value of Item 77, else 0)		—

80	Total Available Funds after Servicer Advance (Item 78 plus Item 79)		62,538,382.92

81	Reserve Account Draw Amount (If Item 80 is < 0, Lesser of the Reserve Account Balance and Item 80)		—

82	Reconciliation of Servicer Advance:
83	Beginning Balance of Servicer Advance		—
84	Payment Date Advance Reimbursement		—
85	Additional Payment Advances for current period		—

86	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
87	Reserve Account Balances:
88	Targeted Reserve Account Balance		3,823,529.42
89	Initial Reserve Account Balance		3,823,529.42
90	Beginning Reserve Account Balance		3,823,529.42
91	Plus: Net Investment Income for the Collection Period		81.61

92	Subtotal: Reserve Fund Available for Distribution		3,823,611.03
93	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 51)		—
94	Less: Reserve Account Draw Amount (Item 81)		—

95	Subtotal Reserve Account Balance		3,823,611.03
96	Less: Excess Reserve Account Funds to Transferor (If Item 95 > Item 88)		81.61

97	Equals: Ending Reserve Account Balance		3,823,529.42

98	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

99	Current Period Net Residual Losses:

		Units	Amounts
100	Aggregate Securitization Value for Scheduled Terminated Units	1,398	23,966,977.35
101	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units		(29,640,248.96)
102	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(594,217.41)
103	Less: Excess Wear and Tear Received		(23,468.38)
104	Less: Excess Mileage Received		(52,586.45)

105	Current Period Net Residual Losses/(Gains)	1,398	(6,343,543.85)

106	Cumulative Net Residual Losses:
107	Beginning Cumulative Net Residual Losses	14,999	(67,707,851.56)
108	Current Period Net Residual Losses (Item 105)	1,398	(6,343,543.85)

109	Ending Cumulative Net Residual Losses	16,397	(74,051,395.41)

110	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-4.84%

G.	POOL STATISTICS
111	Collateral Pool Balance Data			Initial	Current
112	Aggregate Securitization Value			1,529,411,767.03	411,222,561.68
113	Aggregate Base Residual Value			992,284,335.68	365,473,478.75
114	Number of Current Contracts			59,863	21,519
115	Weighted Average Lease Rate			3.59%	3.37%
116	Average Remaining Term			26.7	4.8
117	Average Original Term			39.1	40.1
118	Proportion of Base Prepayment Assumption Realized				113.73%
119	Actual Monthly Prepayment Speed				1.63%
120	Turn-in Ratio on Scheduled Terminations				74.46%

		Sales Proceeds	Units	Book Amount	Securitization Value
121	Pool Balance - Beginning of Period		23,902	550,170,027.96	460,556,458.52
122	Depreciation/Payments			(8,351,100.26)	(6,774,409.16)
123	Gross Credit Losses		(5)	(131,759.31)	(130,207.56)
124	Early Terminations - Purchased by Customer		(139)	(3,113,468.67)	(2,660,902.27)
125	Early Terminations - Sold at Auction		(1)	(15,790.54)	(12,395.65)
126	Early Terminations - Purchased by Dealer		(840)	(18,960,604.08)	(15,789,004.85)
127	Early Terminations - Lease Pull Aheads		—	—	—
128	Scheduled Terminations - Purchased by Customer	6,668,409	(357)	(7,340,075.83)	(5,875,802.46)
129	Scheduled Terminations - Sold at Auction	56,319	(2)	(51,002.41)	(39,299.66)
130	Scheduled Terminations - Purchased by Dealer	22,685,441	(1,039)	(22,541,094.18)	(18,051,875.22)

131	Pool Balance - End of Period		21,519	489,665,132.68	411,222,561.68

132	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
133	Current		21,318	407,639,596.06	99.13%
134	31 - 60 Days Delinquent		143	2,499,955.83	0.61%
135	61 - 90 Days Delinquent		27	502,497.73	0.12%
136	91+ Days Delinquent		31	580,512.04	0.14%

137	Total		21,519	411,222,561.66	100.00%

138	Delinquency Trigger				6.86%
139	Delinquency Percentage (61 - Day Delinquent Receivables)				0.26%
140	Delinquency Trigger occurred in this collection Period?				No

141	Credit Losses:			Units	Amounts
142	Aggregate Securitization Value on charged-off units			5	130,207.56
143	Aggregate Liquidation Proceeds on charged-off units				(6,215.27)
144	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
145	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
146	Recoveries on charged-off units				(148,076.72)

147	Current Period Aggregate Net Credit Losses/(Gains)			5	(24,084.43)

148	Cumulative Net Credit Losses:
149	Beginning Cumulative Net Credit Losses			533	4,290,787.87
150	Current Period Net Credit Losses (Item 147)			5	(24,084.43)

151	Ending Cumulative Net Credit Losses			538	4,266,703.44

152	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.28%

153	Aging of Scheduled Maturies Not Sold				Units
154	0 - 60 Days since Contract Maturity				429
155	61 - 120 Days since Contract Maturity				83
156	121+ Days since Contract Maturity		Thanks		90

	Summary of Material Modifications, Extensions or Waivers

157	Outstanding Extended/Deferred Accounts Related to Covid-19 Relief

158				# of Contracts	Securitization Value
159	Beginning of Period			3,272	62,594,977.09
160	Add: New Accounts Extended/Deferred			—	0.00
161	Less: Contracts Paid-Off/Charged-Off			(315)	(5,677,737.98)
162	Less: Change in Securitized Value			—	(1,038,157.60)

163	Ending of Period:			2,957	55,879,081.51

*	The information in the Servicer Report relating to the Covid support provided to the customers in the pool will not be included after monthly period ending on December 31, 2021, in the absence of reported on-going covid support. If you have any questions relating to this, please contact VW Credit Inc.

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month

VW CREDIT, INC., as Servicer